Annual Fund Operating Expenses - Elements Emerging Markets Portfolio	Oct. 01, 2020
Class M
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.92%
Class Y
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.81%